As filed with the Securities and Exchange Commission on April 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Gary Hibler
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

the Jensen Portfolio
Schedule of Investments
February 28, 2006 (Unaudited)
(showing percentage of total net assets)

	SHARES		VALUE
		Common Stock - 98.79%
		Beverages - 6.08%
	1,175,000	The Coca-Cola Company	$49,314,750
	1,497,000	PepsiCo, Inc.	88,487,670
			137,802,420
		Capital Markets - 4.01%
	1,183,000	T. Rowe Price Group Inc.	90,830,740
		Chemicals - 2.88%
	1,804,000	Ecolab, Inc.	65,286,760
		Commercial Banks - 2.67%
	940,000	Wells Fargo & Company	60,348,000
		Commercial Services & Supplies - 3.99%
	2,469,000	Equifax, Inc.	90,464,160
		Electrical Equipment - 5.61%
	1,554,000	Emerson Electric Co.	127,132,740
		Food & Staples Retailing - 3.77%
	2,841,000	Sysco Corporation	85,485,690
		Health Care Equipment & Supplies - 9.70%
	1,911,000	Medtronic, Inc.	103,098,450
	2,524,000	Stryker Corporation	116,659,280
			219,757,730
		Health Care Providers & Services - 4.19%
	2,633,000	Patterson Companies Inc. (a)	94,893,320
		Household Products - 11.38%
	858,000	The Clorox Company	52,295,100
	1,593,000	Colgate-Palmolive Company	86,786,640
	1,980,000	The Procter & Gamble Company	118,661,400
			257,743,140
		Industrial Conglomerates - 9.44%
	1,405,500	3M Co.	103,430,745
	3,358,000	General Electric Company	110,377,460
			213,808,205
		IT Services - 11.70%
	2,183,000	Automatic Data Processing, Inc.	100,832,770
	2,065,000	First Data Corporation	93,193,450
	1,770,000	Paychex, Inc.	70,888,500
			264,914,720
		Media - 11.99%
	793,000	Gannett Co., Inc.	49,292,880
	2,258,000	The McGraw-Hill Companies, Inc.	119,877,220
	1,282,500	Omnicom Group Inc.	102,369,150
			271,539,250
		Pharmaceuticals - 11.38%
	2,323,000	Abbott Laboratories	102,630,140
	1,672,000	Johnson & Johnson	96,390,800
	2,241,000	Pfizer Inc.	58,691,790
			257,712,730

		Total Common Stock (Cost $1,886,948,630)	2,237,719,605

PRINCIPAL AMOUNT			VALUE
		Short Term Investments - 0.67%
		Commercial Paper - 0.67%
	$15,170,000	Prudential Funding, 4.37%,
		3/1/2006	15,170,000
		Variable Rate Demand Notes (b) - 0.00%
	2,322	Wisconsin Corporate Central Credit Union,
		4.30%	2,322

		Total Short Term Investments (Cost $15,172,322)	15,172,322
		Total Investments (Cost $1,902,120,952)	2,252,891,927
		Other Assets in Excess of Liabilities 0.54%	12,318,736
		NET ASSETS 100.00%	$2,265,210,663

(a)	Non-Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates shown are as of February 28, 2006.

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$1,902,120,952
Gross unrealized appreciation	391,077,230
Gross unrealized depreciation	(40,306,255)
Net unrealized appreciation	$350,770,975

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title)       /s/ Gary Hibler
                                                       Gary Hibler, President

Date      4/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gary Hibler
                                                     Gary Hibler, President

Date      4/27/06
By (Signature and Title)  /s/ Brian Ferrie
                                                  Brian Ferrie, Treasurer

Date    4/27/06